                                                                Jan Fischer-Wade
                                                 Allstate Life Insurance Company
                                                             Phone: 402.975.6368
                                                       Email: jfis6@allstate.com

VIA EDGAR TRANSMISSION

April 29, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company
         Allstate Financial Advisors Separate Account I ("Registrant")
         Registration Statements on Form N-4
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. For each Registration Statement shown below, the form of Statement of Additional
Information that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2. The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

Registrant                           Depositor          1940 Act #Registration Statement

Allstate Financial             Allstate Life        811-09327  333-114560
Advisors Separate           Insurance                               333-114561
Account I                          Company                                     333-114562

You may direct any questions regarding this filing to the undersigned at
(402) 975-6368.

Very truly yours,

/s/ JAN FISCHER-WADE
Jan Fischer-Wade
Senior Attorney